SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

On May 13, 2026, the Company engaged Li CPA LLC as its independent registered public accounting firm, replacing Fortune CPA, Inc.

On June 1, 2026, the Company filed a Registration Statement on Form S-8 with the Securities and Exchange Commission to register 12,000,000 shares of common stock for issuance under the Company’s 2026 Second Equity Incentive Plan. As of the date of this report, awards covering all 12,000,000 shares available under the plan had been granted.

On July 30, 2026, the Company received 205,512.5 AWA coins from certain Non-U.S. investors as consideration in full settlement of the $20,020,000 digital assets consideration receivable recognized as of March 31, 2026 in connection with the securities purchase agreement dated February 27, 2026. Based on the contractual terms, the number of AWA coins received was determined by dividing the $20,020,000 contractual consideration by the fair value per AWA coin at the settlement date, resulting in the receipt of 205,512.5 AWA coins at an implied value of approximately $97.42 per coin. Upon receipt, the Company is required to account for the AWA tokens in accordance with its digital assets accounting policy. The AWA token is a non-mainstream digital asset that is not listed on any major cryptocurrency exchange, and deposit and withdrawal functions for AWA tokens are frequently suspended. As of the date of issuance of these consolidated financial statements, the Company has not sold, transferred, or otherwise monetized any of the AWA tokens received. The Company is unable to determine at this time whether the fair value of the AWA tokens received equals, exceeds, or is less than the $20,020,000 carrying amount of the consideration receivable that was settled. Any difference between the carrying amount and the fair value of the tokens at receipt will be recognized in earnings in the period in which the fair value determination is finalized.

Except for the matters disclosed above and the reorganization disclosed in Note 1, there were no other subsequent events that occurred subsequent to March 31, 2026 through August 21, 2026 that would require recognition or disclosure in the Company’s consolidated financial statements.